COMMITMENTS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 item
Business Acquisition [Line Items]
Maximum number of demands for registration of securities | item		2
Marketing fee (as a percent)	3.50%	3.50%
Marketing fee | $	$ 4,025,000
Blocker Owner Consideration
Business Acquisition [Line Items]
Shares issued	2,274,934
Blocker Owner Earnout Shares | BCP QUALTEK HOLDCO, LLC
Business Acquisition [Line Items]
Shares issued	929,582
Blocker Owner Earnout Shares | BCP AIV Investor Holdings-3
Business Acquisition [Line Items]
Shares issued	626,123
Blocker Owner Earnout Shares | BCP AIV Investor Holdings-2 L.P
Business Acquisition [Line Items]
Shares issued	719,230
Earnout Common Units
Business Acquisition [Line Items]
Shares issued	3,836,177
Earnout Common Units | BCP QUALTEK HOLDCO, LLC
Business Acquisition [Line Items]
Shares issued	1,157,803
Earnout Common Units | BCP QUALTEK LLC
Business Acquisition [Line Items]
Shares issued	2,678,374
Earnout Common Units | BCP QualTek II LLC,.
Business Acquisition [Line Items]
Shares issued	0
Earnout Voting Shares
Business Acquisition [Line Items]
Shares issued	3,836,177
Earnout Voting Shares | BCP QUALTEK HOLDCO, LLC
Business Acquisition [Line Items]
Shares issued	1,157,803
Earnout Voting Shares | BCP QUALTEK LLC
Business Acquisition [Line Items]
Shares issued	2,678,374
Earnout Voting Shares | BCP QualTek II LLC,.
Business Acquisition [Line Items]
Shares issued	0
Common Units | Flow Through Seller Consideration
Business Acquisition [Line Items]
Shares issued	18,764,898
Common Units | Flow Through Seller Consideration | BCP QUALTEK HOLDCO, LLC
Business Acquisition [Line Items]
Shares issued	4,825,893
Common Units | Flow Through Seller Consideration | BCP QUALTEK LLC
Business Acquisition [Line Items]
Shares issued	11,780,782
Common Units | Flow Through Seller Consideration | BCP QualTek II LLC,.
Business Acquisition [Line Items]
Shares issued	2,158,223
Common Stock A | Blocker Owner Consideration
Business Acquisition [Line Items]
Shares issued	11,923,940
Common Stock A | Blocker Owner Consideration | BCP QUALTEK HOLDCO, LLC
Business Acquisition [Line Items]
Shares issued	4,096,901
Common Stock A | Blocker Owner Consideration | BCP AIV Investor Holdings-3
Business Acquisition [Line Items]
Shares issued	3,642,750
Common Stock A | Blocker Owner Consideration | BCP AIV Investor Holdings-2 L.P
Business Acquisition [Line Items]
Shares issued	4,184,290
Common Stock A | Blocker Owner Earnout Shares
Business Acquisition [Line Items]
Shares issued	2,274,934
Class B Common Stock | Flow Through Seller Consideration
Business Acquisition [Line Items]
Shares issued	18,764,898
Class B Common Stock | Flow Through Seller Consideration | BCP QUALTEK HOLDCO, LLC
Business Acquisition [Line Items]
Shares issued	4,825,893
Class B Common Stock | Flow Through Seller Consideration | BCP QUALTEK LLC
Business Acquisition [Line Items]
Shares issued	11,780,782
Class B Common Stock | Flow Through Seller Consideration | BCP QualTek II LLC,.
Business Acquisition [Line Items]
Shares issued	2,158,223
Business Combination Agreement | Flow Through Seller Consideration
Business Acquisition [Line Items]
Shares price | $ / shares	$ 10.00
Business Combination Agreement | Earnout Shares and Earnout Common Units | Fifth Anniversary
Business Acquisition [Line Items]
Shares price | $ / shares	$ 15.00
Trading days | D	20
Consecutive trading day | D	30
Earnout shares, percentage	50.00%
Business Combination Agreement | Earnout Shares and Earnout Common Units | Fifth Anniversary One
Business Acquisition [Line Items]
Shares price | $ / shares	$ 18.00
Trading days | D	20
Consecutive trading day | D	30
Earnout shares, percentage	50.00%